Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0002027982
Registrant Name	C2 Capital Group, Inc.
Registration File Number	333-294994
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES